Bank Borrowings (Tables)	6 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
		As of
		December 31, 2025	June 30, 2025
Loan I	(a)	$—	$27,995
Loan II	(b)	189,618	200,640
Loan III	(c)	194,778	203,466
Total bank borrowings		$384,396	$432,101

(a)	On December 15, 2021, the Company borrowed a term loan from a financial institution in the amount of HKD2,050,000 (approximately $264,000) (“Loan I”), which is repayable by 60 monthly installments in average amount of HKD36,888 (approximately $4,800) with the first installment to be paid on January 15, 2021. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the six months ended December 31, 2025, 2024 and 2023, effective interest rates for this loan were 1.73%, 3.02% and 3.31% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU and Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU. Such term loan was fully settled in December 2025.

(b)	On August 30, 2022, the Company borrowed a term loan from a financial institution in the amount of HKD2,100,000 (approximately $268,000) (“Loan II”), which is repayable by 120 monthly installments in average amount of HKD20,831 (approximately $2,700) with the first installment to be paid on September 30, 2022. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the six months ended December 31, 2025, 2024 and 2023, effective interest rates for this loan were 2.83%, 3.36% and 3.54% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU and Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU.

(c)	On February 27, 2023, the Company borrowed a term loan from a financial institution in the amount of HKD1,805,000 (approximately $230,000) (“Loan III”), which is repayable by 132 monthly installments in average amount of HKD16,808 (approximately $2,100) with the first installment to be paid on March 27, 2023. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the six months ended December 31, 2025, 2024 and 2023, effective interest rates for this loan were 2.85%, 3.38% and 3.61% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU, Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU and Sze Ho LI, minority shareholder of BU Workshop.